Deferred revenue	12 Months Ended
Dec. 31, 2012
Deferred revenue
9.	Deferred revenue:

	2012	2011

Deferred revenue on time charters	$19,861	$17,779
Deferred interest on lease receivable	12,503	17,981
Other deferred revenue	650	—

Deferred revenue	33,014	35,760
Current portion	(25,111)	(23,257)

Deferred revenue	$7,903	$12,503